            As filed with the U.S. Securities and Exchange Commission
                              on February 12, 1999


                        Securities Act File No. 33-82362
                    Investment Company Act File No. 811-8686

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [x]

                       Pre-Effective Amendment No.                           [ ]


                       Post-Effective Amendment No. 10                       [x]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [x]


                              Amendment No. 11                               [x]


                        (Check appropriate box or boxes)

                 Warburg, Pincus Japan Small Company Fund, Inc.
            (formerly known as Warburg, Pincus Japan OTC Fund, Inc.)

               (Exact Name of Registrant as Specified in Charter)

         466 Lexington Avenue
         New York, New York                            10017-3147

(Address of Principal Executive Offices)               (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 878-0600

                                Janna Manes, Esq.
                 Warburg, Pincus Japan Small Company Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering:  February 22, 1999


It is proposed that this filing will become effective (check appropriate box):

[ ]      immediately upon filing pursuant to paragraph (b)


[x]      on February 22, 1999 pursuant to paragraph (b)



[ ]      60 days after filing pursuant to paragraph (a)(1)


[ ]      on (date) pursuant to paragraph (a)(1)

[ ]      75 days after filing pursuant to paragraph (a)(2)

[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:


[x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



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The Prospectus and Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 9 filed on December 17, 1998.

                                     PART C

                               OTHER INFORMATION

                 WARBURG, PINCUS JAPAN SMALL COMPANY FUND, INC.

Item 23. Exhibits

Exhibit No.       Description of Exhibit

        a(1)               Articles of Incorporation.(1)

         (2)               Articles Supplementary.(1)

         (3)               Articles of Amendments.(2)

         (4)               Articles Supplementary.(2)

         (5)               Articles of Amendments.(3)

        b(1)               By-Laws.(1)

         (2)               Amendment to By-Laws.(1)

         (3)               Amendment to By-Laws.(4)

        (4)                Amendment to By-Laws.(3)

          c                Form of Share Certificates.(5)

          d                Form of Investment Advisory Agreement.(1)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on September 22, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed on February 25, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A, filed on August 20, 1998.


(4) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Warburg, Pincus Global Fixed Income Fund, Inc., filed on February 17, 1998 (Securities Act File No.
         33-36066).

(5) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Warburg, Pincus Post-Venture Capital Fund, Inc., filed on September 25, 1995 (Securities Act File No. 33-61225).

          e                Form of Distribution Agreement.(2)

          f                Not applicable.

        g(1) Form of Custodian Agreement with State Street Bank and Trust Company.(6)

        (2)                Form of Custodian Agreement with PNC Bank, National
                           Association.(6)

        h(1)               Form of Transfer Agency Agreement.(7)

        (2)                Form of Counsellors Service Co-Administration
                           Agreement.(7)

        (3)                Form of PFPC Co-Administration Agreement.(8)

        (4)                Forms of Services Agreements.(2)

          i Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund.(9)

        j(1)               Consent of PricewaterhouseCoopers LLP, Independent
                           Accountants. (9)

        (2) Consent of Hamada & Matsumoto, Japanese counsel to the Fund. (9)

          k                Not applicable.

          l                Form of Purchase Agreement.(1)

(6) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in the Registration Statement on Form N-14 of Warburg, Pincus Major Foreign Markets Fund, Inc. (formerly known as Warburg, Pincus Managed EAFE(R) Countries Fund, Inc.), filed on November 5, 1997 (Securities Act File No. 333-39611).

(7) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Trust, filed on June 14, 1995 (Securities Act File No. 33-58125).

(8) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Warburg, Pincus International Equity Fund, Inc., filed on September 22, 1995 (Securities Act File No. 33-27031).

(9)      To be filed by amendment.

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        m(1)               Form of Shareholder Servicing and Distribution
                           Plan.(6)

        (2)                Form of Distribution Plan.(6)

          n                Financial Data Schedule relating to Common Shares.(9)


          o                Form of Rule 18f-3 Plan.(10)


Item 24. Persons Controlled by or Under Common Control with Registrant

                  From time to time, Warburg Pincus Asset Management, Inc. ("Warburg") may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. Warburg has seven wholly-owned subsidiaries: Counsellors Securities Inc., a New York corporation; Counsellors Funds Service Inc., a Delaware corporation; Counsellors Agency Inc., a New York corporation; Warburg, Pincus Investments International (Bermuda), Ltd., a Bermuda corporation; Warburg, Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc.; a Japanese corporation and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

Item 25.         Indemnification

                 Registrant, and officers and directors of Warburg, Counsellors Securities Inc. ("Counsellors Securities") and Registrant, are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Registration Statement of Warburg, Pincus Post-Venture Capital Fund, Inc., filed on July 21, 1995.

Item 26.         Business and Other Connections of Investment
                 Adviser

                 Warburg, a wholly owned subsidiary of Warburg, Pincus Asset Management Holdings, Inc., acts as investment adviser to Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

Item 27.         Principal Underwriter


-----------------------
10 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Warburg, Pincus New York Intermediate Municipal Fund filed on December 15, 1998 (Securities Act File No. 33-11075).

                         (a)  Counsellors Securities will act as distributor for
Registrant, as well as for Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central & Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Health Sciences Fund; Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus U.S. Core Equity Fund; Warburg Pincus U.S. Core Fixed Income Fund; Warburg Pincus WorldPerks Money Market Fund and Warburg Pincus WorldPerks Tax Free Money Market Fund.

                 (b) For information relating to each director, officer or partner of Counsellors Securities, reference is made to Form BD (SEC File No. 8-32482) filed by Counsellors Securities under the Securities Exchange Act of 1934, as amended.

Item 28.         Location of Accounts and Records

                  (1) Warburg, Pincus Japan Small Company Fund, Inc. 466 Lexington Avenue
                           New York, New York  10017-3147
                           (Fund's Articles of Incorporation,
                           By-laws and minute books)

                  (2)      Counsellors Funds Service, Inc.
                           466 Lexington Avenue
                           New York, New York  10017-3147
                           (records relating to its functions
                           as co-administrator)

                  (3)      PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, Delaware 19809
                           (records relating to its functions as
                           co-administrator)

                  (4)      Counsellors Securities Inc.
                           466 Lexington Avenue
                           New York, New York 10017-3147
                           (records relating to its functions
                           as distributor)

                  (5)      Warburg Pincus Asset Management, Inc.
                           466 Lexington Avenue
                           New York, New York 10017-3147
                           (records relating to its functions
                           as investment adviser)

                  (6)      State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts 02110
                           (records relating to its functions
                           as custodian, shareholder servicing
                           agent, transfer agent and
                           dividend disbursing agent)

                  (7)      Boston Financial Data Services, Inc.
                           2 Heritage Drive
                           North Quincy, Massachusetts 02171
                           (records relating to its functions as
                           transfer agent and dividend disbursing agent)


                  (8)      PNC Bank, National Association
                           Mutual Fund Custody Services
                           200 Stevens Drive
                           Suite 440
                           Lester, Pennsylvania 19113
                           (records relating to its functions as custodian)


Item 29.         Management Services

                 Not applicable.

Item 30.         Undertakings


                 Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 12th day of February, 1999.


                                  WARBURG, PINCUS JAPAN SMALL COMPANY FUND, INC.

                                  By: /s/Eugene L. Podsiadlo
                                      ------------------------------------------
                                         Eugene L. Podsiadlo
                                         President


                 Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

/s/  John L. Furth               Chairman of the Board    February 12, 1999
------------------               of Directors
     John L. Furth

/s/ Eugene L. Podsiadlo          President                February 12, 1999
-----------------------
    Eugene L. Podsiadlo

/s/ Howard Conroy                Vice President and       February 12, 1999
-----------------                Chief Financial Officer
    Howard Conroy

/s/ Daniel S. Madden             Treasurer and Chief      February 12, 1999
--------------------             Accounting Officer
    Daniel S. Madden

/s/ Richard N. Cooper            Director                 February 12, 1999
---------------------
    Richard N. Cooper

/s/ Jack W. Fritz                Director                 February 12, 1999
-----------------
    Jack W. Fritz

/s/ Jeffrey E. Garten            Director                 February 12, 1999
---------------------
    Jeffrey E. Garten

/s/ Thomas A. Melfe              Director                 February 12, 1999
-------------------
    Thomas A. Melfe

/s/ Arnold M. Reichman           Director                 February 12, 1999
----------------------
    Arnold M. Reichman

/s/ Alexander B. Trowbridge      Director                 February 12, 1999
---------------------------
    Alexander B. Trowbridge




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